Stock Options and Warrants (Details) - Nonvested Restricted Stock Shares Activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Nonvested Restricted Stock Shares Activity [Abstract]
Balance, Number of Unvested Shares	16,667
Balance, Weighted Average Grant Date Fair Value	$ 6.00
Balance, Aggregate Value of Unvested Shares	$ 100,000
Granted, Number of Unvested Shares	69,912	20,000
Granted Weighted Average Grant Date Fair Value	$ 4.58	$ 6.00
Granted, Aggregate Value of Unvested Shares	$ 320,140	$ 120,000
Vested, Number of Unvested Shares	(57,895)	(3,333)
Vested Weighted Average Grant Date Fair Value	$ 4.59	$ 6.00
Vested, Aggregate Value of Unvested Shares	$ (265,963)	$ (20,000)
Forfeitures, Number of Unvested Shares	0	0
Forfeitures Weighted Average Grant Date Fair Value	$ 0	$ 0
Forfeitures, Aggregate Value of Unvested Shares	$ 0	$ 0
Balance, Number of Unvested Shares	26,684	16,667
Balance, Weighted Average Grant Date Fair Value	$ 5.78	$ 6.00
Balance, Aggregate Value of Unvested Shares	$ 154,178	$ 100,000